Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2015	2014
Equipment	$12,372	$12,161
Leasehold improvement	9,987	9,968
Construction-in-progress	178	227

	22,537	22,356
Less accumulated depreciation and amortization	(20,971)	(20,607)

Property and equipment, net	$1,566	$1,749